Business and Basis of Presentation - Change in Accounting Policy - Revised Condensed Consolidated Statements of Operations (Details) (10-Q) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance receivables held for sale originated as held for investment												$ 61,000,000	$ 61,000,000	$ 0
Total interest income	$ 770,000,000	$ 684,000,000	$ 428,000,000	$ 413,000,000	$ 406,000,000	$ 413,000,000	$ 484,000,000	$ 533,000,000	$ 552,000,000	$ 2,342,000,000	$ 1,240,000,000	1,931,000,000	1,982,000,000	2,154,000,000
Interest expense	215,000,000	215,000,000	171,000,000	171,000,000	158,000,000	157,000,000	180,000,000	192,000,000	205,000,000	655,000,000	500,000,000	715,000,000	734,000,000	920,000,000
Provision for finance receivable losses	257,907	510,000,000	213,611	80,000,000	87,000,000	95,000,000	103,000,000	115,000,000	161,000,000	1,000,344	793,619	1,134,518	614,684	527,000,000
Net interest income after provision for finance receivable losses	292,000,000		177,000,000							1,013,000,000	507,000,000	457,000,000	774,000,000	707,000,000
Other revenues:
Investment	22,000,000		11,000,000							66,000,000	44,000,000	52,000,000	39,000,000	35,000,000
Total other revenues	158,000,000	103,000,000	51,000,000	56,000,000	51,000,000	(27,000,000)	686,000,000	92,000,000	81,000,000	626,000,000	154,000,000	261,000,000	832,000,000	153,000,000
Operating expenses:
Acquisition-related transaction and integration expenses	21,000,000		14,000,000							75,000,000	29,000,000	62,000,000	0	0
Total other expenses		402,000,000	204,000,000	207,000,000	174,000,000	172,000,000	190,000,000	171,000,000	168,000,000			987,000,000	701,000,000	782,000,000
Income (loss) before provision for (benefit from) income taxes	33,000,000	(340,000,000)	22,000,000	11,000,000	38,000,000	(38,000,000)	697,000,000	147,000,000	99,000,000	327,000,000	76,000,000	(269,000,000)	905,000,000	78,000,000
Provision for (benefit from) income taxes	8,000,000	(148,000,000)	2,000,000	(8,000,000)	7,000,000	(13,000,000)	235,000,000	44,000,000	31,000,000	111,000,000	1,000,000	0	0	(16,000,000)
Net income	25,000,000	(192,000,000)	20,000,000	19,000,000	31,000,000	(25,000,000)	462,000,000	103,000,000	68,000,000	216,000,000	75,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	(986,424)	$ (219,000,000)	$ (11,000,000)	$ (12,000,000)	$ 0	$ (46,000,000)	$ 427,000,000	$ 72,000,000	$ 52,000,000	(3,218,995)	(4,443,879)	$ (242,000,000)	$ 505,000,000	$ (19,000,000)
Weighted average number of shares outstanding - basic (in shares)			134,452,763									127,910,680	114,791,225	102,917,172
Weighted average number of shares outstanding - diluted (in shares)			134,452,763									127,910,680	115,265,123	102,917,172
Earnings (loss) per share - basic (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)	$ 0.00	$ (0.41)	$ 3.72	$ 0.63	$ 0.46			$ (1.89)	$ 4.40	$ (0.19)
Earnings (loss) per share - diluted (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)	$ 0.00	$ (0.41)	$ 3.70	$ 0.63	$ 0.45			$ (1.89)	$ 4.38	$ (0.19)
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges			$ 424,000,000								1,234,000,000
Finance receivables held for sale originated as held for investment			4,000,000								13,000,000
Total interest income			428,000,000								1,247,000,000
Interest expense			171,000,000								500,000,000
Net interest income			257,000,000								747,000,000
Provision for finance receivable losses			82,000,000								249,000,000
Net interest income after provision for finance receivable losses			175,000,000								498,000,000
Other revenues:
Insurance			40,000,000								116,000,000
Investment			11,000,000								44,000,000
Other			0								(2,000,000)
Total other revenues			51,000,000								158,000,000
Operating expenses:
Salaries and benefits			100,000,000								305,000,000
Acquisition-related transaction and integration expenses			14,000,000								29,000,000
Other operating expenses			73,000,000								198,000,000
Insurance policy benefits and claims			17,000,000								53,000,000
Total other expenses			204,000,000								585,000,000
Income (loss) before provision for (benefit from) income taxes			22,000,000								71,000,000
Provision for (benefit from) income taxes			2,000,000								1,000,000
Net income			20,000,000								70,000,000
Net income attributable to non-controlling interests			31,000,000								93,000,000
Net income (loss) attributable to OneMain Holdings, Inc.			$ (11,000,000)								$ (23,000,000)
Weighted average number of shares outstanding - basic (in shares)			134,452,763								125,701,635
Weighted average number of shares outstanding - diluted (in shares)			134,452,763								125,701,635
Earnings (loss) per share - basic (in dollars per share)			$ (0.08)								$ (0.18)
Earnings (loss) per share - diluted (in dollars per share)			$ (0.08)								$ (0.18)
OneMain Holdings Inc [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges	763,000,000		$ 422,000,000							2,271,000,000	$ 1,227,000,000	$ 1,870,000,000	$ 1,921,000,000	$ 2,154,000,000
Finance receivables held for sale originated as held for investment	7,000,000		5,000,000							71,000,000	13,000,000	61,000,000	61,000,000
Total interest income	770,000,000		427,000,000							2,342,000,000	1,240,000,000	1,931,000,000	1,982,000,000	2,154,000,000
Interest expense	215,000,000		171,000,000							655,000,000	500,000,000	715,000,000	734,000,000	920,000,000
Net interest income	555,000,000		256,000,000							1,687,000,000	740,000,000	1,216,000,000	1,248,000,000	1,234,000,000
Provision for finance receivable losses	263,000,000		79,000,000							675,000,000	233,000,000	759,000,000	474,000,000	527,000,000
Net interest income after provision for finance receivable losses	292,000,000		177,000,000							1,013,000,000	507,000,000	457,000,000	774,000,000	707,000,000
Other revenues:
Insurance	114,000,000		40,000,000							342,000,000	116,000,000	211,000,000	166,000,000	148,000,000
Investment	22,000,000		11,000,000							66,000,000	44,000,000	52,000,000	39,000,000	35,000,000
Other	26,000,000		(4,000,000)							49,000,000	(6,000,000)	(2,000,000)	(18,000,000)	6,000,000
Total other revenues	158,000,000		47,000,000							626,000,000	154,000,000	261,000,000	832,000,000	153,000,000
Operating expenses:
Salaries and benefits	191,000,000		100,000,000							597,000,000	305,000,000	485,000,000	360,000,000	464,000,000
Acquisition-related transaction and integration expenses	21,000,000		14,000,000							75,000,000	29,000,000	62,000,000
Other operating expenses	168,000,000		73,000,000							512,000,000	198,000,000	344,000,000	266,000,000	253,000,000
Total other expenses	417,000,000		204,000,000							1,312,000,000	585,000,000	987,000,000	701,000,000	782,000,000
Income (loss) before provision for (benefit from) income taxes	33,000,000		20,000,000							327,000,000	76,000,000	(269,000,000)	905,000,000	78,000,000
Provision for (benefit from) income taxes	8,000,000		1,000,000							111,000,000	1,000,000	(147,000,000)	297,000,000	(16,000,000)
Net income	25,000,000		19,000,000							216,000,000	75,000,000	122,000,000	608,000,000	94,000,000
Net income attributable to non-controlling interests			32,000,000							28,000,000	98,000,000	120,000,000	103,000,000	113,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	$ 25,000,000		$ (13,000,000)							$ 188,000,000	$ (23,000,000)	$ (242,000,000)	$ 505,000,000	$ (19,000,000)
Weighted average number of shares outstanding - basic (in shares)	134,730,251		134,452,763							134,717,870	125,701,635	127,910,680	114,791,225	102,917,172
Weighted average number of shares outstanding - diluted (in shares)	134,730,251		134,452,763							134,949,337	125,701,635	127,910,680	115,265,123	102,917,172
Earnings (loss) per share - basic (in dollars per share)	$ 0.19		$ (0.10)							$ 1.40	$ (0.18)	$ (1.89)	$ 4.40	$ (0.19)
Earnings (loss) per share - diluted (in dollars per share)	$ 0.19		$ (0.10)							$ 1.39	$ (0.18)	$ (1.89)	$ 4.38	$ (0.19)